UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

VY® Goldman Sachs Bond Portfolio

The schedules are not audited.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.6%
		Basic Materials: 1.3%
150,000	(1)	Glencore Funding LLC, 4.125%, 05/30/2023	$149,974	0.1
199,000	(1)	Glencore Funding LLC, 4.625%, 04/29/2024	200,971	0.1
225,000		LyondellBasell Industries NV, 5.000%, 04/15/2019	226,145	0.1
75,000		Sherwin-Williams Co/The, 2.750%, 06/01/2022	72,789	0.0
75,000		Sherwin-Williams Co/The, 3.125%, 06/01/2024	72,116	0.0
200,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	190,567	0.1
125,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	120,510	0.1
475,000	(1)	Syngenta Finance NV, 3.698%, 04/24/2020	474,617	0.2
495,000	(1)	Syngenta Finance NV, 3.933%, 04/23/2021	493,905	0.2
325,000	(1)	Syngenta Finance NV, 4.892%, 04/24/2025	319,334	0.2
375,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/2021	386,063	0.2
			2,706,991	1.3

		Communications: 4.3%
550,000		21st Century Fox America, Inc., 4.000%, 10/01/2023	560,554	0.3
100,000		21st Century Fox America, Inc., 6.150%, 03/01/2037	125,067	0.1
150,000		Amazon.com, Inc., 3.875%, 08/22/2037	147,139	0.1
425,000		AT&T, Inc., 3.000%, 06/30/2022	414,764	0.2
450,000		AT&T, Inc., 3.600%, 02/17/2023	447,452	0.2
325,000		AT&T, Inc., 3.800%, 03/15/2022	326,447	0.2
525,000		AT&T, Inc., 4.250%, 03/01/2027	518,838	0.2
175,000		AT&T, Inc., 5.150%, 03/15/2042	169,247	0.1
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	500,507	0.2
350,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	356,096	0.2
300,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.500%, 02/01/2024	301,609	0.1
350,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	355,729	0.2
50,000		Comcast Corp., 3.150%, 02/15/2028	46,387	0.0
60,000		Comcast Corp., 3.300%, 02/01/2027	56,748	0.0
200,000		Expedia Group, Inc., 3.800%, 02/15/2028	184,584	0.1
293,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	279,801	0.1
230,000		Nokia OYJ, 4.375%, 06/12/2027	221,950	0.1
200,000		Sprint Corp., 7.625%, 03/01/2026	212,150	0.1
175,000		Sprint Corp., 7.875%, 09/15/2023	188,975	0.1
175,000		Telefonica Emisiones SAU, 4.570%, 04/27/2023	180,099	0.1
350,000		Telefonica Emisiones SAU, 5.462%, 02/16/2021	365,605	0.2
275,000		Time Warner Cable LLC, 4.125%, 02/15/2021	277,340	0.1
50,000		Time Warner Cable LLC, 5.875%, 11/15/2040	50,562	0.0
25,000		Verizon Communications, Inc., 4.125%, 08/15/2046	22,461	0.0
1,191,000	(1)	Verizon Communications, Inc., 4.329%, 09/21/2028	1,200,209	0.6
392,000		Verizon Communications, Inc., 5.012%, 04/15/2049	399,571	0.2
150,000		Verizon Communications, Inc., 5.250%, 03/16/2037	160,214	0.1
600,000		Vodafone Group PLC, 3.750%, 01/16/2024	593,833	0.3
350,000	(1)	Wind Tre SpA, 5.000%, 01/20/2026	306,129	0.1
			8,970,067	4.3

		Consumer, Cyclical: 0.5%
200,000		Dollar Tree, Inc., 4.000%, 05/15/2025	196,350	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
300,000		MGM Resorts International, 6.625%, 12/15/2021	$318,600	0.1
350,000		Starbucks Corp., 3.800%, 08/15/2025	348,103	0.2
150,000		Walmart, Inc., 4.050%, 06/29/2048	150,298	0.1
			1,013,351	0.5

		Consumer, Non-cyclical: 5.0%
425,000		AbbVie, Inc., 3.375%, 11/14/2021	424,785	0.2
300,000		AbbVie, Inc., 3.750%, 11/14/2023	298,821	0.1
150,000		Aetna, Inc., 2.800%, 06/15/2023	143,862	0.1
150,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	150,456	0.1
250,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	251,468	0.1
800,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	789,654	0.4
100,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	97,094	0.1
200,000	(1)	Bacardi Ltd., 5.300%, 05/15/2048	196,392	0.1
320,000	(1)	BAT Capital Corp., 3.222%, 08/15/2024	305,323	0.1
350,000	(1)	Bayer US Finance II LLC, 3.875%, 12/15/2023	347,973	0.2
725,000	(1)	Bayer US Finance II LLC, 4.250%, 12/15/2025	720,207	0.3
500,000	(1)	Bayer US Finance II LLC, 4.375%, 12/15/2028	490,555	0.2
525,000		Becton Dickinson and Co., 2.894%, 06/06/2022	510,792	0.2
475,000		Becton Dickinson and Co., 3.261%, (US0003M + 0.875%), 12/29/2020	475,733	0.2
100,000		Becton Dickinson and Co., 3.363%, 06/06/2024	96,712	0.0
75,000		Becton Dickinson and Co., 4.669%, 06/06/2047	74,358	0.0
225,000		Becton Dickinson and Co., 4.685%, 12/15/2044	222,330	0.1
800,000		CVS Health Corp., 3.375%, 08/12/2024	773,400	0.4
275,000		CVS Health Corp., 3.500%, 07/20/2022	273,102	0.1
100,000		CVS Health Corp., 3.875%, 07/20/2025	98,633	0.1
225,000		CVS Health Corp., 4.780%, 03/25/2038	223,950	0.1
100,000		CVS Health Corp., 5.050%, 03/25/2048	102,556	0.1
75,000		CVS Health Corp., 5.125%, 07/20/2045	77,288	0.0
550,000		DaVita, Inc., 5.125%, 07/15/2024	533,500	0.3
300,000	(1)	Elanco Animal Health, Inc., 3.912%, 08/27/2021	300,475	0.1
100,000	(1)	Elanco Animal Health, Inc., 4.272%, 08/28/2023	100,382	0.1
350,000	(1)	Financial & Risk US Holdings, Inc., 6.250%, 05/15/2026	350,219	0.2
900,000	(1)	Halfmoon Parent, Inc., 3.750%, 07/15/2023	897,549	0.4
350,000	(1)	Halfmoon Parent, Inc., 4.125%, 11/15/2025	349,414	0.2
275,000	(1)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	275,628	0.1
300,000		Reynolds American, Inc., 4.450%, 06/12/2025	302,506	0.1
100,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	97,031	0.1
200,000	(1)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	211,800	0.1
			10,563,948	5.0

		Energy: 4.1%
550,000		Anadarko Petroleum Corp., 3.450%, 07/15/2024	530,006	0.3
100,000		Anadarko Petroleum Corp., 5.550%, 03/15/2026	106,409	0.1
349,000		Buckeye Partners L.P., 4.875%, 02/01/2021	355,473	0.2
275,000		Canadian Natural Resources Ltd.., 3.850%, 06/01/2027	268,174	0.1
175,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	169,396	0.1
200,000		Concho Resources, Inc., 4.300%, 08/15/2028	199,491	0.1
725,000		Continental Resources, Inc./OK, 4.500%, 04/15/2023	738,303	0.4
180,000		Devon Energy Corp., 4.750%, 05/15/2042	172,165	0.1
82,000		Devon Energy Corp., 5.600%, 07/15/2041	87,132	0.0
425,000		Diamondback Energy, Inc., 4.750%, 11/01/2024	426,594	0.2
300,000		Energy Transfer Partners L.P., 4.200%, 09/15/2023	302,655	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	125,000		Energy Transfer Partners L.P., 4.650%, 06/01/2021	$128,076	0.1
	150,000		Energy Transfer Partners L.P., 5.300%, 04/15/2047	145,633	0.1
	475,000		EQT Midstream Partners L.P., 4.750%, 07/15/2023	482,046	0.2
	275,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	269,416	0.1
	250,000		Marathon Oil Corp., 4.400%, 07/15/2027	250,309	0.1
	175,000		MPLX L.P., 4.500%, 04/15/2038	165,256	0.1
	100,000		MPLX L.P., 4.700%, 04/15/2048	93,862	0.0
	1,840,000	(2)	Petroleos de Venezuela SA, 6.000%, 10/28/2022	308,200	0.1
EUR	220,000		Petroleos Mexicanos, 5.125%, 03/15/2023	283,177	0.1
	100,000		Petroleos Mexicanos, 6.500%, 03/13/2027	102,400	0.0
	350,000		Phillips 66, 3.900%, 03/15/2028	345,709	0.2
	100,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	100,886	0.0
	200,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	197,687	0.1
	100,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.850%, 10/15/2023	98,567	0.0
	425,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	425,101	0.2
	250,000		Reliance Industries Ltd., 4.125%, 01/28/2025	244,588	0.1
	325,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	346,945	0.2
	100,000		Sabine Pass Liquefaction LLC, 6.250%, 03/15/2022	107,550	0.1
	225,000		Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	223,036	0.1
	175,000		Valero Energy Corp., 4.350%, 06/01/2028	176,524	0.1
	580,000		Williams Partners L.P., 3.600%, 03/15/2022	576,963	0.3
	200,000		Williams Partners L.P., 3.900%, 01/15/2025	195,865	0.1
				8,623,594	4.1

			Financial: 13.1%
	275,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/23/2023	265,161	0.1
	450,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 07/01/2022	459,444	0.2
	250,000		American International Group, Inc., 3.900%, 04/01/2026	245,013	0.1
	175,000		American International Group, Inc., 4.200%, 04/01/2028	173,394	0.1
	375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/2023	370,864	0.2
	200,000		American Tower Corp., 3.400%, 02/15/2019	200,366	0.1
	200,000		Banco Santander SA, 4.250%, 04/11/2027	189,131	0.1
	200,000		Banco Santander SA, 4.379%, 04/12/2028	189,435	0.1
	675,000		Bank of America Corp., 3.248%, 10/21/2027	628,386	0.3
	193,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	181,241	0.1
	475,000	(3)	Bank of America Corp., 3.864%, 07/23/2024	475,183	0.2
	75,000		Bank of America Corp., 4.183%, 11/25/2027	73,294	0.0
	217,000		Bank of America Corp., 4.000%, 04/01/2024	219,041	0.1
	275,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	274,745	0.1
	250,000		Bank of America Corp., 4.450%, 03/03/2026	250,562	0.1
	100,000		Bank of America Corp., 6.110%, 01/29/2037	115,199	0.1
	200,000	(3)	Barclays PLC, 6.625%, 12/31/2199	201,331	0.1
	375,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	355,377	0.2
	550,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	536,912	0.3
	425,000	(1)	BPCE SA, 4.000%, 09/12/2023	419,730	0.2
	250,000	(1)	BPCE SA, 4.625%, 09/12/2028	247,102	0.1
	200,000		China Evergrande Group, 8.750%, 06/28/2025	179,799	0.1
	550,000		CIT Group, Inc., 5.250%, 03/07/2025	562,375	0.3
	575,000		Citibank NA, 3.050%, 05/01/2020	573,781	0.3
	250,000		Citigroup, Inc., 4.125%, 07/25/2028	241,669	0.1
	225,000		Citigroup, Inc., 4.600%, 03/09/2026	226,744	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
300,000		Cooperatieve Rabobank UA/NY, 2.765%, (US0003M + 0.430%), 04/26/2021	$300,742	0.1
375,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	372,592	0.2
200,000		Credit Agricole SA, 4.375%, 03/17/2025	195,876	0.1
200,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	214,018	0.1
250,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	243,284	0.1
250,000		Credit Suisse Group Funding Guernsey Ltd., 4.550%, 04/17/2026	251,464	0.1
425,000		Crown Castle International Corp., 3.150%, 07/15/2023	409,933	0.2
50,000		Crown Castle International Corp., 3.650%, 09/01/2027	47,042	0.0
100,000		Deutsche Bank AG/London, 2.500%, 02/13/2019	99,762	0.1
525,000		Deutsche Bank AG/New York NY, 2.700%, 07/13/2020	514,474	0.2
125,000	(1)	Great-West Lifeco Finance 2018 L.P., 4.047%, 05/17/2028	125,878	0.1
450,000	(3)	HSBC Holdings PLC, 3.262%, 03/13/2023	441,039	0.2
200,000		HSBC Holdings PLC, 3.322%, (US0003M + 1.000%), 05/18/2024	199,798	0.1
325,000		Huntington Bancshares, Inc./OH, 4.000%, 05/15/2025	325,001	0.2
500,000	(3)	ING Bank NV, 4.125%, 11/21/2023	500,775	0.2
550,000	(1)	Intesa Sanpaolo SpA, 3.375%, 01/12/2023	509,557	0.2
525,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	488,013	0.2
375,000		JPMorgan Chase & Co., 2.972%, 01/15/2023	365,380	0.2
525,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	497,589	0.2
400,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	389,782	0.2
200,000		Kaisa Group Holdings Ltd., 8.500%, 06/30/2022	164,892	0.1
4,270,000		Kreditanstalt fuer Wiederaufbau, 1.500%, 09/09/2019	4,223,827	2.0
50,000		MetLife, Inc., 4.050%, 03/01/2045	46,837	0.0
202,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	199,293	0.1
800,000		Morgan Stanley, 3.700%, 10/23/2024	788,064	0.4
275,000	(3)	Morgan Stanley, 3.737%, 04/24/2024	273,336	0.1
1,000,000		Morgan Stanley, 3.742%, (US0003M + 1.400%), 10/24/2023	1,028,150	0.5
25,000		Morgan Stanley, 4.000%, 07/23/2025	24,927	0.0
200,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/2047	183,447	0.1
200,000		Prudential Financial, Inc., 3.878%, 03/27/2028	198,550	0.1
350,000		Royal Bank of Canada, 2.729%, (US0003M + 0.390%), 04/30/2021	351,349	0.2
325,000		Royal Bank of Canada, 3.200%, 04/30/2021	324,510	0.2
225,000	(3)	Royal Bank of Scotland Group PLC, 3.498%, 05/15/2023	218,165	0.1
525,000	(3)	Royal Bank of Scotland Group PLC, 4.519%, 06/25/2024	523,985	0.3
450,000		Santander Holdings USA, Inc., 2.650%, 04/17/2020	444,271	0.2
675,000	(1),(3)	Standard Chartered PLC, 4.247%, 01/20/2023	675,327	0.3
250,000	(1)	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/2024	250,007	0.1
500,000	(3)	SunTrust Bank/Atlanta GA, 2.590%, 01/29/2021	494,992	0.2
188,000		Synchrony Financial, 4.500%, 07/23/2025	181,561	0.1
425,000		TD Ameritrade Holding Corp., 2.950%, 04/01/2022	416,939	0.2
100,000	(1)	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/2044	106,599	0.1
225,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	221,728	0.1
200,000	(1)	UniCredit SpA, 4.625%, 04/12/2027	183,723	0.1
300,000		VEREIT Operating Partnership L.P., 3.000%, 02/06/2019	299,988	0.1
250,000		VEREIT Operating Partnership L.P., 4.125%, 06/01/2021	252,421	0.1
750,000		Wells Fargo & Co., 3.000%, 10/23/2026	696,286	0.3

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
150,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	$144,703	0.1
100,000		XLIT Ltd., 4.450%, 03/31/2025	99,168	0.1
			27,364,323	13.1

		Industrial: 1.1%
425,000		Northrop Grumman Corp., 2.930%, 01/15/2025	404,007	0.2
650,000		Northrop Grumman Corp., 3.250%, 01/15/2028	612,422	0.3
300,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/2022	295,986	0.1
300,000		Roper Technologies, Inc., 4.200%, 09/15/2028	298,936	0.1
375,000	(1)	Sealed Air Corp., 5.250%, 04/01/2023	383,438	0.2
150,000		United Technologies Corp., 2.965%, (US0003M + 0.650%), 08/16/2021	150,418	0.1
125,000		United Technologies Corp., 3.350%, 08/16/2021	124,905	0.1
			2,270,112	1.1

		Technology: 1.9%
725,000		Apple, Inc., 2.450%, 08/04/2026	668,920	0.3
350,000		Apple, Inc., 2.750%, 01/13/2025	335,471	0.1
175,000		Apple, Inc., 4.650%, 02/23/2046	189,192	0.1
175,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.650%, 01/15/2023	165,358	0.1
50,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 01/15/2025	46,498	0.0
450,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.000%, 01/15/2022	438,674	0.2
400,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	388,379	0.2
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	420,572	0.2
150,000		Fiserv, Inc., 3.800%, 10/01/2023	150,378	0.1
225,000		Fiserv, Inc., 4.200%, 10/01/2028	225,786	0.1
200,000		Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	205,801	0.1
225,000	(1)	Microchip Technology, Inc., 3.922%, 06/01/2021	223,806	0.1
400,000		Microsoft Corp., 3.125%, 11/03/2025	391,754	0.2
225,000		Oracle Corp., 4.000%, 07/15/2046	214,597	0.1
			4,065,186	1.9

		Utilities: 1.3%
125,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	124,551	0.1
50,000	(1)	Alliant Energy Finance LLC, 4.250%, 06/15/2028	49,713	0.0
175,000		Berkshire Hathaway Energy Co., 3.250%, 04/15/2028	165,777	0.1
175,000		Duke Energy Carolinas LLC, 3.950%, 03/15/2048	167,073	0.1
425,000		Duke Energy Corp., 3.150%, 08/15/2027	395,787	0.2
175,000		Florida Power & Light Co., 3.950%, 03/01/2048	171,524	0.1
225,000	(1)	NiSource, Inc., 3.650%, 06/15/2023	222,382	0.1
100,000		Pacific Gas & Electric Co., 3.300%, 03/15/2027	92,117	0.0
125,000		Pacific Gas & Electric Co., 4.000%, 12/01/2046	108,901	0.0
150,000	(1)	Pacific Gas & Electric Co., 4.250%, 08/01/2023	150,900	0.1
75,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	84,640	0.0
400,000		Sempra Energy, 2.839%, (US0003M + 0.500%), 01/15/2021	400,119	0.2
300,000		Southern California Edison Co., 3.700%, 08/01/2025	298,189	0.1
380,000		Southern Co/The, 3.250%, 07/01/2026	354,849	0.2
			2,786,522	1.3

	Total Corporate Bonds/Notes
	(Cost $69,779,357)		68,364,094	32.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.4%
242,704		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/2035	216,366	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	499,797	(4)	Fannie Mae 2013-130 SN, 4.434%, (-1.000*US0001M + 6.650%), 10/25/2042	$73,748	0.1
	278,735	(4)	Fannie Mae REMIC Trust 2011-124 SC, 4.334%, (-1.000*US0001M + 6.550%), 12/25/2041	43,708	0.0
	269,377	(4)	Fannie Mae REMIC Trust 2013-131 SA, 3.884%, (-1.000*US0001M + 6.100%), 12/25/2043	33,785	0.0
	484,181	(4)	Fannie Mae REMIC Trust 2013-96 SY, 3.934%, (-1.000*US0001M + 6.150%), 07/25/2042	64,524	0.0
	327,834	(4)	Fannie Mae REMIC Trust 2014-87 MS, 4.034%, (-1.000*US0001M + 6.250%), 01/25/2045	42,232	0.0
	812,931	(4)	Freddie Mac 4583 ST, 3.842%, (-1.000*US0001M + 6.000%), 05/15/2046	129,997	0.1
	1,883,810	(4)	Freddie Mac 4596 CS, 3.942%, (-1.000*US0001M + 6.100%), 06/15/2046	235,159	0.1
	457,851	(4)	Freddie Mac REMIC Trust 4320 SD, 3.942%, (-1.000*US0001M + 6.100%), 07/15/2039	56,679	0.0
	306,049	(4)	Freddie Mac Strips Series 304 C45, 3.000%, 12/15/2027	25,206	0.0
	350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 6.866%, (US0001M + 4.650%), 10/25/2028	403,347	0.2
	1,101,496	(4)	Ginnie Mae 2015-111 IM, 4.000%, 08/20/2045	201,118	0.1
	468,406	(4)	Ginnie Mae 2015-119 SN, 4.085%, (-1.000*US0001M + 6.250%), 08/20/2045	65,577	0.0
	432,727	(4)	Ginnie Mae 2016-138 GI, 4.000%, 10/20/2046	80,801	0.1
	329,164	(4)	Ginnie Mae Series 2010-20 SE, 4.085%, (-1.000*US0001M + 6.250%), 02/20/2040	47,273	0.0
	196,811	(4)	Ginnie Mae Series 2010-31 SA, 3.585%, (-1.000*US0001M + 5.750%), 03/20/2040	24,501	0.0
	72,570	(4)	Ginnie Mae Series 2013-134 DS, 3.935%, (-1.000*US0001M + 6.100%), 09/20/2043	9,829	0.0
	211,549	(4)	Ginnie Mae Series 2013-152 SG, 3.985%, (-1.000*US0001M + 6.150%), 06/20/2043	28,408	0.0
	478,553	(4)	Ginnie Mae Series 2013-181 SA, 3.935%, (-1.000*US0001M + 6.100%), 11/20/2043	66,061	0.0
	493,700	(4)	Ginnie Mae Series 2013-183 NI, 4.500%, 10/20/2042	64,609	0.0
	697,380	(4)	Ginnie Mae Series 2014-132 SL, 3.935%, (-1.000*US0001M + 6.100%), 10/20/2043	79,934	0.1
	346,308	(4)	Ginnie Mae Series 2014-133 BS, 3.435%, (-1.000*US0001M + 5.600%), 09/20/2044	39,016	0.0
	82,933	(4)	Ginnie Mae Series 2014-41 SA, 3.935%, (-1.000*US0001M + 6.100%), 03/20/2044	11,793	0.0
	741,984	(4)	Ginnie Mae Series 2015-110 MS, 3.545%, (-1.000*US0001M + 5.710%), 08/20/2045	86,965	0.1
	217,545	(4)	Ginnie Mae Series 2015-126 HS, 4.035%, (-1.000*US0001M + 6.200%), 09/20/2045	29,708	0.0
	222,503	(4)	Ginnie Mae Series 2015-159 HS, 4.035%, (-1.000*US0001M + 6.200%), 11/20/2045	30,385	0.0
	943,489	(4)	Ginnie Mae Series 2015-95 GI, 4.500%, 07/16/2045	207,700	0.1
	480,297	(4)	Ginnie Mae Series 2016-27 IA, 4.000%, 06/20/2045	80,123	0.1
	515,639	(4)	Ginnie Mae Series 2016-4 SM, 3.485%, (-1.000*US0001M + 5.650%), 01/20/2046	60,388	0.0
GBP	332,808		Harben Finance 2017-1X A Plc, 1.605%, (BP0003M + 0.800%), 08/20/2056	433,851	0.2
GBP	824,514		London Wall Mortgage Capital PLC 2017-FL1 A, 1.652%, (BP0003M + 0.850%), 11/15/2049	1,075,760	0.5
EUR	370,607	(1),(5)	Magnolia Finance XI DAC, 2.750%, (EUR003M + 2.750%), 04/20/2020	429,003	0.2
GBP	138,149		Ripon Mortgages PLC 1X A1, 1.605%, (BP0003M + 0.800%), 08/20/2056	179,884	0.1
GBP	1,191,533		Ripon Mortgages PLC 1X A2, 1.605%, (BP0003M + 0.800%), 08/20/2056	1,551,496	0.8

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
250,000	(1)	Station Place Securitization Trust 2015-2 A, 2.684%, (US0001M + 1.050%), 07/15/2019	$250,000	0.1
597,125		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 2.845%, (12MTA + 1.000%), 08/25/2046	567,142	0.3

	Total Collateralized Mortgage Obligations
	(Cost $7,263,810)		7,026,076	3.4

MUNICIPAL BONDS: 1.1%
		California: 0.5%
350,000		Bay Area Toll Authority, 7.043%, 04/01/2050	514,262	0.3
400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/2040	498,320	0.2
			1,012,582	0.5

		Illinois: 0.3%
465,000		State of Illinois, 5.100%, 06/01/2033	447,023	0.2
55,000		State of Illinois, 6.630%, 02/01/2035	58,079	0.0
120,000		State of Illinois, 7.350%, 07/01/2035	132,345	0.1
			637,447	0.3

		Minnesota: 0.1%
159,326		Northstar Education Finance, Inc., 1.414%, (US0003M + 0.100%), 04/28/2030	158,593	0.1

		Puerto Rico: 0.2%
10,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.850%, 08/01/2036	8,125	0.0
5,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2021	4,213	0.0
35,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2040	29,488	0.0
90,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2043	44,325	0.0
20,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2046	16,850	0.0
50,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 08/01/2040	42,125	0.0
25,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.375%, 08/01/2038	12,313	0.0
75,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.500%, 08/01/2037	36,938	0.0
40,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.750%, 08/01/2037	19,700	0.0
5,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.750%, 08/01/2057	4,213	0.0
15,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.050%, 08/01/2036	12,337	0.0
20,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.050%, 08/01/2037	16,450	0.0
10,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.050%, 08/01/2039	8,225	0.0
5,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2028	4,112	0.0
5,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2029	4,112	0.0
20,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2030	16,450	0.0
40,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2037	32,900	0.0
35,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2038	28,787	0.0
65,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2031	53,462	0.1
15,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2032	12,337	0.0
40,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2038	32,900	0.0

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
			Puerto Rico: (continued)
	150,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2039	$73,875	0.1
	35,000	(2)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.750%, 08/01/2032	17,238	0.0
				531,475	0.2

		Total Municipal Bonds (Cost $2,203,037)		2,340,097	1.1

STRUCTURED PRODUCTS: 0.3%
EGP	4,890,000	(6)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 0.000%, 10/09/2018	273,131	0.2
EGP	5,000,000	(1),(6)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 0.000%, 11/01/2018	270,953	0.1

		Total Structured Products (Cost $554,179)		544,084	0.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.8%
			Federal Home Loan Bank: 1.0%
	900,000		2.625%, 09/12/2025	862,691	0.4
	1,300,000		2.875%, 06/13/2025	1,272,852	0.6
				2,135,543	1.0

			Federal Home Loan Mortgage Corporation: 3.5%(7)
	44,693		4.000%, 02/01/2041	45,514	0.0
	81,642		4.000%, 02/01/2041	83,196	0.0
	1,976,815		4.500%, 08/01/2048	2,043,452	1.0
	1,988,039		4.500%, 08/01/2048	2,075,110	1.0
	2,987,928		4.500%, 09/01/2048	3,088,945	1.5
				7,336,217	3.5

			Federal National Mortgage Association: 9.9%(7)
	1,400,000		1.875%, 09/24/2026	1,270,084	0.6
	4,000,000	(8)	4.000%, 10/01/2044	4,039,273	1.9
	116,357		4.000%, 03/01/2046	117,695	0.1
	131,781		4.000%, 03/01/2046	133,278	0.1
	170,090		4.000%, 06/01/2046	172,014	0.1
	42,495		4.000%, 08/01/2046	42,974	0.0
	49,822		4.000%, 10/01/2046	50,374	0.0
	230,990		4.000%, 10/01/2046	233,575	0.1
	599,557		4.000%, 01/01/2048	609,435	0.3
	840,294		4.000%, 02/01/2048	852,605	0.4
	378,851		4.000%, 02/01/2048	385,086	0.2
	1,115,167		4.000%, 03/01/2048	1,131,504	0.5
	980,698		4.000%, 06/01/2048	997,595	0.5
	986,624		4.000%, 06/01/2048	1,003,009	0.5
	993,889		4.000%, 07/01/2048	1,008,551	0.5
	639,146		4.500%, 04/01/2045	669,880	0.3
	73,274		4.500%, 05/01/2045	76,638	0.0
	191,295		4.500%, 02/01/2046	197,642	0.1
	371,795		4.500%, 07/01/2047	385,736	0.2
	428,618		4.500%, 07/01/2047	444,690	0.2
	940,694		4.500%, 10/01/2047	971,553	0.5
	183,428		4.500%, 11/01/2047	190,306	0.1
	793,808		4.500%, 04/01/2048	819,578	0.4
	506,682		4.500%, 05/01/2048	523,208	0.2
	977,310		4.500%, 06/01/2048	1,009,039	0.5
	1,978,347		4.500%, 06/01/2048	2,043,166	1.0
	1,000,000	(8)	5.000%, 10/01/2048	1,049,922	0.5
	108,560		6.000%, 09/01/2035	117,977	0.1
	45,365		6.000%, 09/01/2036	50,012	0.0
	52,579		6.000%, 12/01/2036	56,861	0.0
	82,337		6.000%, 07/01/2037	90,648	0.0
	54,696		6.000%, 08/01/2038	59,115	0.0
				20,803,023	9.9

			Government National Mortgage Association: 12.4%
	2,443,066		4.000%, 10/20/2043	2,505,012	1.2
	380,996		4.000%, 07/20/2045	390,658	0.2
	282,182		4.000%, 08/20/2045	289,326	0.2
	11,970		4.000%, 10/20/2045	12,273	0.0
	996,533		4.500%, 06/20/2048	1,031,538	0.5
	9,974,447		4.500%, 07/20/2048	10,324,816	4.9
	11,000,000	(8)	4.500%, 10/01/2048	11,371,251	5.4
				25,924,874	12.4

		Total U.S. Government Agency Obligations (Cost $56,758,584)		56,199,657	26.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.7%
	800,000	(1)	Exantas Capital Corp. 2018-RSO6 A Ltd., 2.988%, (US0001M + 0.830%), 06/15/2035	799,511	0.4
	600,000	(1)	TPG Real Estate Finance 2018-FL-1 A Issuer Ltd., 2.908%, (US0001M + 0.750%), 02/15/2035	599,821	0.3

		Total Commercial Mortgage-Backed Securities (Cost $1,400,000)		1,399,332	0.7

U.S. TREASURY OBLIGATIONS: 13.4%
			U.S. Treasury Bonds: 2.8%
	2,640,000		2.750%, 11/15/2047	2,415,806	1.1
	2,650,000		2.875%, 11/15/2046	2,491,725	1.2
	1,100,000		3.000%, 08/15/2048	1,058,191	0.5
				5,965,722	2.8

			U.S. Treasury Notes: 8.5%
	5,390,000		2.000%, 11/15/2026	4,988,908	2.4
	1,170,000		2.125%, 07/31/2024	1,116,687	0.5
	5,900,000		2.125%, 09/30/2024	5,622,862	2.7
	3,110,000		2.125%, 11/30/2024	2,958,934	1.4
	1,700,000		2.250%, 02/15/2027	1,600,723	0.8
	1,460,000		2.750%, 06/30/2025	1,437,159	0.7
				17,725,273	8.5

			U.S. Treasury STRIP: 2.1%
	1,930,000	(4),(6),(9)	0.000%, 02/15/2036	1,106,728	0.5

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
			U.S. Treasury STRIP: (continued)
	700,000	(4),(6),(9)	0.000%, 08/15/2036	$394,532	0.2
	2,930,000	(4)	0.000%, 02/15/2040	1,473,899	0.7
	1,470,000	(4)	0.000%, 11/15/2040	720,662	0.4
	1,470,000	(4)	0.000%, 08/15/2041	702,962	0.3
				4,398,783	2.1

		Total U.S. Treasury Obligations (Cost $29,208,738)		28,089,778	13.4

FOREIGN GOVERNMENT BONDS: 3.5%
EUR	10,000	(3)	Argentine Republic Government International Bond, 2.260%, 12/31/2038	6,910	0.0
EUR	130,000	(2),(3)	Argentine Republic Government International Bond, 2.500%, 12/31/2038	76,927	0.0
EUR	160,000		Argentine Republic Government International Bond, 3.375%, 01/15/2023	159,754	0.1
EUR	190,000		Argentine Republic Government International Bond, 5.250%, 01/15/2028	177,095	0.1
	370,000		Argentine Republic Government International Bond, 6.875%, 01/11/2048	286,750	0.1
	200,000		Ecuador Government International Bond, 9.625%, 06/02/2027	198,240	0.1
	1,375,000		Israel Government AID Bond, 5.500%, 09/18/2023	1,523,335	0.7
	1,039,000		Israel Government AID Bond, 5.500%, 12/04/2023	1,155,438	0.6
MXN	1,032,900		Mexican Bonos, 6.500%, 06/10/2021	53,565	0.0
MXN	2,257,000		Mexican Bonos, 6.500%, 06/09/2022	115,862	0.1
MXN	434,700		Mexican Bonos, 7.750%, 11/23/2034	22,558	0.0
MXN	656,800		Mexican Bonos, 8.000%, 12/07/2023	35,466	0.0
MXN	19,100		Mexican Bonos, 8.000%, 11/07/2047	1,009	0.0
	240,000	(2)	Petroleos de Venezuela SA, 5.375%, 04/12/2027	51,960	0.0
ZAR	990,000		Republic of South Africa Government Bond, 6.250%, 03/31/2036	49,987	0.0
ZAR	300,000		Republic of South Africa Government Bond, 6.500%, 02/28/2041	14,788	0.0
ZAR	1,490,000		Republic of South Africa Government Bond, 7.000%, 02/28/2031	86,574	0.1
ZAR	560,000		Republic of South Africa Government Bond, 8.000%, 01/31/2030	35,803	0.0
ZAR	2,647,000		Republic of South Africa Government Bond, 8.250%, 03/31/2032	168,704	0.1
ZAR	590,000		Republic of South Africa Government Bond, 8.750%, 01/31/2044	37,210	0.0
ZAR	530,000		Republic of South Africa Government Bond, 8.875%, 02/28/2035	34,900	0.0
ZAR	60,000		Republic of South Africa Government Bond, 9.000%, 01/31/2040	3,912	0.0
EUR	2,440,000		Spain Government Bond, 0.350%, 07/30/2023	2,809,429	1.4
	280,000		Turkey Government International Bond, 5.125%, 02/17/2028	239,022	0.1
	40,000	(2)	Venezuela Government International Bond, 6.000%, 12/09/2020	10,748	0.0

		Total Foreign Government Bonds (Cost $7,756,295)		7,355,946	3.5

ASSET-BACKED SECURITIES: 16.2%
			Other Asset-Backed Securities: 8.3%
	1,050,000	(1)	BlueMountain CLO 2014-2A AR, 3.278%, (US0003M + 0.930%), 07/20/2026	1,049,985	0.5
	1,000,000	(1)	Catamaran CLO 2013-1A AR Ltd., 3.187%, (US0003M + 0.850%), 01/27/2028	996,856	0.5
	2,250,000	(1)	CBAM 2018-5A A Ltd., 3.322%, (US0003M + 1.020%), 04/17/2031	2,234,331	1.1
	1,300,000	(1)	Crown Point CLO III Ltd. 2015-3A A1AR, 3.249%, (US0003M + 0.910%), 12/31/2027	1,299,986	0.6
	1,050,000	(1)	Cutwater 2014-1A A1AR, 3.589%, (US0003M + 1.250%), 07/15/2026	1,050,117	0.5
	800,000	(1)	Halcyon Loan Advisors Funding 2015-2A A, 3.725%, (US0003M + 1.390%), 07/25/2027	799,990	0.4

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,600,000	(1)	Madison Park Funding XXX Ltd. 2018-30A A, 3.089%, (US0003M + 0.750%), 04/15/2029	$1,585,155	0.7
1,050,000	(1)	OCP CLO 2015-9A A1R Ltd., 3.139%, (US0003M + 0.800%), 07/15/2027	1,046,288	0.5
2,000,000	(1)	OFSI Fund VII Ltd. 2014-7A AR, 3.233%, (US0003M + 0.900%), 10/18/2026	1,997,076	0.9
350,000	(1)	Ready Capital Mortgage Financing 2018-FL2 A LLC, 3.066%, (US0001M + 0.850%), 06/25/2035	350,123	0.2
2,150,000	(1)	Saranac CLO Ltd 2014-2A A1AR, 3.552%, (US0003M + 1.230%), 11/20/2029	2,151,337	1.0
1,000,000		Soundview Home Loan Trust 2005-2 M6, 3.296%, (US0001M + 1.080%), 07/25/2035	1,015,773	0.5
800,000	(1)	Trinitas CLO II Ltd. 2014-2A A1R, 3.519%, (US0003M + 1.180%), 07/15/2026	800,093	0.4
1,110,000	(1)	Tryon Park CLO Ltd. 2013-1A A1SR, 3.238%, (US0003M + 0.890%), 04/15/2029	1,105,172	0.5
			17,482,282	8.3

		Student Loan Asset-Backed Securities: 7.9%
1,052,800	(1)	Academic Loan Funding Trust 2012-1A A2, 3.316%, (US0001M + 1.100%), 12/27/2044	1,061,766	0.5
156,633	(1)	Bank of America Student Loan Trust 2010-1A A, 3.135%, (US0003M + 0.800%), 02/25/2043	157,440	0.1
705,388	(1)	ECMC Group Student Loan Trust 2016-1, 3.566%, (US0001M + 1.350%), 07/26/2066	720,056	0.3
504,787	(1)	Edsouth Indenture No 9 LLC 2015-1 A, 3.016%, (US0001M + 0.800%), 10/25/2056	505,262	0.2
1,100,000	(1)	EFS Volunteer No 2 LLC 2012-1 A2, 3.566%, (US0001M + 1.350%), 03/25/2036	1,120,152	0.5
650,000	(1)	EFS Volunteer No 3 LLC 2012-1 A3, 3.216%, (US0001M + 1.000%), 04/25/2033	653,883	0.3
600,000		Montana Higher Education Student Assistance Corp. 2012-1 A3, 3.215%, (US0001M + 1.050%), 07/20/2043	608,254	0.3
1,510,321	(1)	Navient Student Loan Trust 2016-5A A, 3.466%, (US0001M + 1.250%), 06/25/2065	1,550,644	0.7
735,464	(1)	Navient Student Loan Trust 2016-7 A, 3.366%, (US0001M + 1.150%), 03/25/2066	748,378	0.4
1,050,000	(1)	Nelnet Student Loan Trust 2006-1 A6, 2.760%, (US0003M + 0.450%), 08/23/2036	1,039,220	0.5
1,100,000	(1)	Nelnet Student Loan Trust 2006-2 A7, 2.915%, (US0003M + 0.580%), 01/26/2037	1,083,974	0.5
755,436	(1)	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 3.366%, (US0001M + 1.150%), 09/25/2065	763,095	0.4
249,313	(1)	Scholar Funding Trust 2010-A A, 3.089%, (US0003M + 0.750%), 10/28/2041	248,246	0.1
564,899	(1)	SLM Student Loan Trust 2003-1 A5A, 2.444%, (US0003M + 0.110%), 12/15/2032	543,005	0.3
734,276	(1)	SLM Student Loan Trust 2003-7A A5A, 3.534%, (US0003M + 1.200%), 12/15/2033	745,709	0.4
550,000	(1)	SLM Student Loan Trust 2004-8A A6, 2.965%, (US0003M + 0.630%), 01/25/2040	555,032	0.3
527,182		SLM Student Loan Trust 2005-4 A3, 2.455%, (US0003M + 0.120%), 01/25/2027	525,874	0.2
269,055		SLM Student Loan Trust 2007-1 A5, 2.425%, (US0003M + 0.090%), 01/26/2026	268,394	0.1
750,000		SLM Student Loan Trust 2007-2 A4, 2.395%, (US0003M + 0.060%), 07/25/2022	732,758	0.3
379,836		SLM Student Loan Trust 2007-7 A4, 2.665%, (US0003M + 0.330%), 01/25/2022	373,351	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
137,569	SLM Student Loan Trust 2008-2 A3, 3.085%, (US0003M + 0.750%), 04/25/2023	$136,705	0.1
380,443	SLM Student Loan Trust 2008-4 A4, 3.985%, (US0003M + 1.650%), 07/25/2022	388,526	0.2
1,040,112	SLM Student Loan Trust 2008-5 A4, 4.035%, (US0003M + 1.700%), 07/25/2023	1,067,942	0.5
539,742	SLM Student Loan Trust 2008-6 A4, 3.435%, (US0003M + 1.100%), 07/25/2023	542,831	0.3
350,000	SLM Student Loan Trust 2008-8 A4, 3.835%, (US0003M + 1.500%), 04/25/2023	357,140	0.2
		16,497,637	7.9

	Total Asset-Backed Securities (Cost $33,635,980)	33,979,919	16.2

	Total Long-Term Investments (Cost $208,559,980)	205,298,983	98.0

SHORT-TERM INVESTMENTS: 8.3%
	Commercial Paper: 5.1%
450,000	AT&T, Inc., 2.970%, 10/09/2018	449,671	0.2
629,000	Bell Canada, 2.740%, 01/22/2019	623,667	0.3
1,000,000	Eastman Chemical Co., 2.660%, 10/29/2018	997,889	0.5
2,000,000	Electricite de France SA, 4.830%, 10/02/2018	1,999,471	1.0
750,000	Keurig Dr Pepper, Inc., 2.620%, 11/09/2018	747,853	0.4
950,000	Mondelez International, Inc., 4.830%, 10/02/2018	949,749	0.4
1,200,000	Suncorp-Metway Ltd, 2.700%, 12/20/2018	1,192,851	0.6
2,000,000	Victory Receivables, 4.450%, 10/02/2018	1,999,512	1.0
420,000	VW Credit, Inc., 2.740%, 01/07/2019	416,907	0.2
420,000	VW Credit, Inc., 2.740%, 01/08/2019	416,875	0.2
750,000	VW Credit, Inc., 2.880%, 03/20/2019	740,031	0.3
		10,534,476	5.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.2%
6,808,325	(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960% (Cost $6,808,325)	$6,808,325	3.2

	Total Short-Term Investments (Cost $17,344,959)		17,342,801	8.3

	Total Investments in Securities (Cost $225,904,939)		$222,641,784	106.3
	Liabilities in Excess of Other Assets		(13,110,105)	(6.3)
	Net Assets		$209,531,679	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Defaulted security
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2018.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	Separate Trading of Registered Interest and Principal of Securities
(10)	Rate shown is the 7-day yield as of September 30, 2018.

EGP	Egyptian Pound
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
BP0003M	3-month GBP-LIBOR
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$68,364,094	$–	$68,364,094
Collateralized Mortgage Obligations	–	6,597,073	429,003	7,026,076
Municipal Bonds	–	2,340,097	–	2,340,097
Structured Products	–	544,084	–	544,084
Commercial Mortgage-Backed Securities	–	1,399,332	–	1,399,332
U.S. Treasury Obligations	–	28,089,778	–	28,089,778
Asset-Backed Securities	–	33,979,919	–	33,979,919
U.S. Government Agency Obligations	–	56,199,657	–	56,199,657
Foreign Government Bonds	–	7,355,946	–	7,355,946
Short-Term Investments	6,808,325	10,534,476	–	17,342,801
Total Investments, at fair value	$6,808,325	$215,404,456	$429,003	$222,641,784
Other Financial Instruments+
Centrally Cleared Swaps	–	503,719	–	503,719
Forward Foreign Currency Contracts	–	553,924	–	553,924
Futures	199,569	–	–	199,569
Total Assets	$7,007,894	$216,462,099	$429,003	$223,898,996
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(460,091)	$–	$(460,091)
Forward Foreign Currency Contracts	–	(503,807)	–	(503,807)
Futures	(822,791)	–	–	(822,791)
OTC Swaps	–	(395,020)	–	(395,020)
Sales Commitments	–	(1,031,758)	–	(1,031,758)
Total Liabilities	$(822,791)	$(2,390,676)	$–	$(3,213,467)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2018, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	189,030	BRL	780,577	Bank of America N.A.	10/02/18	$(4,252)
TWD	28,589,476	USD	936,899	Bank of America N.A.	10/11/18	839
USD	210,590	INR	15,319,134	Bank of America N.A.	10/12/18	(318)
KRW	212,604,093	USD	190,024	Bank of America N.A.	10/17/18	1,659
ARS	2,813,410	USD	70,778	Bank of America N.A.	10/30/18	(5,226)
USD	77,204	ARS	2,582,480	Bank of America N.A.	10/30/18	17,033
PLN	696,206	EUR	161,060	Bank of America N.A.	12/19/18	957
EUR	161,975	HUF	52,465,186	Bank of America N.A.	12/19/18	(304)
PLN	690,443	EUR	159,988	Bank of America N.A.	12/19/18	645
JPY	42,361,849	EUR	320,891	Bank of America N.A.	12/19/18	184
EUR	103,151	PLN	442,337	Bank of America N.A.	12/19/18	351
EUR	161,033	GBP	143,557	Bank of America N.A.	12/19/18	393
EUR	322,120	USD	380,742	Bank of America N.A.	12/19/18	(4,213)
AUD	523,898	EUR	322,929	Bank of America N.A.	12/19/18	1,459
EUR	160,978	NOK	1,537,633	Bank of America N.A.	12/19/18	(1,412)
EUR	323,940	SEK	3,366,772	Bank of America N.A.	12/19/18	(2,847)
EUR	161,975	HUF	52,551,681	Bank of America N.A.	12/19/18	(616)
EUR	162,125	SEK	1,688,707	Bank of America N.A.	12/19/18	(1,845)
NOK	1,041,160	CAD	165,666	Bank of America N.A.	12/19/18	(112)
EUR	163,027	HUF	53,044,652	Bank of America N.A.	12/19/18	(1,168)
JPY	42,538,804	EUR	325,098	Bank of America N.A.	12/19/18	(3,166)
USD	623,469	EUR	529,149	Bank of America N.A.	12/19/18	4,942
USD	380,176	NOK	3,129,060	Bank of America N.A.	12/19/18	(5,619)
EUR	163,964	CZK	4,219,705	Bank of America N.A.	12/19/18	594
PLN	709,211	EUR	163,964	Bank of America N.A.	12/19/18	1,097
CHF	185,399	EUR	164,145	Bank of America N.A.	12/19/18	(1,494)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	191,096	CLP	130,518,650	Barclays Bank PLC	10/05/18	$(7,327)
CLP	131,549,859	USD	190,998	Barclays Bank PLC	10/10/18	9,021
CLP	131,719,108	USD	191,036	Barclays Bank PLC	10/10/18	9,240
USD	190,049	CLP	129,841,210	Barclays Bank PLC	10/10/18	(7,372)
USD	188,935	TWD	5,811,640	Barclays Bank PLC	10/11/18	(1,687)
USD	102,305	TWD	3,136,161	Barclays Bank PLC	10/11/18	(561)
INR	15,116,207	USD	210,219	Barclays Bank PLC	10/12/18	(2,105)
INR	13,745,763	USD	189,937	Barclays Bank PLC	10/12/18	(691)
USD	205,004	KRW	229,032,345	Barclays Bank PLC	10/17/18	(1,490)
CLP	227,176,580	USD	339,226	Barclays Bank PLC	10/22/18	6,306
COP	564,792,866	USD	189,020	Barclays Bank PLC	10/22/18	1,641
USD	580,100	ZAR	7,868,644	Barclays Bank PLC	10/24/18	25,339
USD	189,089	BRL	768,175	Barclays Bank PLC	11/05/18	(610)
RUB	8,028,456	USD	113,947	Barclays Bank PLC	11/21/18	7,946
USD	146,557	RUB	9,788,586	Barclays Bank PLC	11/21/18	(2,060)
EUR	160,933	NOK	1,535,102	Barclays Bank PLC	12/19/18	(1,154)
TRY	491,140	USD	75,021	Barclays Bank PLC	12/19/18	2,275
JPY	21,239,882	EUR	160,075	Barclays Bank PLC	12/19/18	1,047
USD	141,711	EUR	120,243	Barclays Bank PLC	12/19/18	1,158
TRY	488,000	USD	75,041	Barclays Bank PLC	12/19/18	1,760
TRY	494,978	USD	75,969	Barclays Bank PLC	12/19/18	1,931
USD	75,969	TRY	488,809	Barclays Bank PLC	12/19/18	(960)
ZAR	1,096,685	USD	75,965	Barclays Bank PLC	12/19/18	772
EUR	201,954	GBP	179,838	Barclays Bank PLC	12/19/18	754
EUR	162,046	GBP	144,468	Barclays Bank PLC	12/19/18	386
GBP	141,880	USD	186,413	Barclays Bank PLC	12/19/18	(768)
USD	190,711	GBP	143,080	Barclays Bank PLC	12/19/18	3,495
USD	189,469	NZD	291,076	Barclays Bank PLC	12/19/18	(3,561)
ZAR	1,150,378	USD	76,063	Barclays Bank PLC	12/19/18	4,430
AUD	265,299	EUR	163,027	Barclays Bank PLC	12/19/18	1,326
AUD	265,512	EUR	163,027	Barclays Bank PLC	12/19/18	1,480
TRY	495,218	USD	76,104	Barclays Bank PLC	12/19/18	1,834
PLN	538,181	EUR	124,108	Barclays Bank PLC	12/19/18	1,202
AUD	267,735	EUR	163,962	Barclays Bank PLC	12/19/18	1,996
USD	84,795	ZAR	1,275,174	Barclays Bank PLC	12/19/18	(4,431)
USD	378,034	AUD	532,122	Barclays Bank PLC	12/19/18	(6,849)
USD	182,641	CLP	126,382,197	Citibank N.A.	10/05/18	(9,493)
USD	1,392,260	TWD	42,241,155	Citibank N.A.	10/11/18	6,745
TWD	11,856,271	USD	387,397	Citibank N.A.	10/11/18	1,491
USD	189,308	TWD	5,812,703	Citibank N.A.	10/11/18	(1,349)
USD	190,210	KRW	212,654,445	Citibank N.A.	10/17/18	(1,518)
USD	190,029	RUB	12,949,877	Citibank N.A.	11/21/18	(6,584)
USD	149,954	RUB	10,297,629	Citibank N.A.	11/21/18	(6,392)
RUB	4,977,735	USD	74,977	Citibank N.A.	11/21/18	598
TWD	5,814,355	USD	189,950	Citibank N.A.	12/14/18	2,102
JPY	8,523,011	USD	75,997	Citibank N.A.	12/19/18	(493)
USD	283,193	EUR	239,836	Citibank N.A.	12/19/18	2,847
EUR	160,957	USD	188,981	Citibank N.A.	12/19/18	(837)
CAD	489,890	NOK	3,044,370	Citibank N.A.	12/19/18	4,578
CAD	108,027	USD	83,486	Citibank N.A.	12/19/18	294
USD	106,621	SEK	934,891	Citibank N.A.	12/19/18	685
GBP	145,299	EUR	161,086	Citibank N.A.	12/19/18	1,825
USD	189,021	JPY	21,159,668	Citibank N.A.	12/19/18	1,571
USD	187,893	NZD	281,932	Citibank N.A.	12/19/18	927
USD	188,320	GBP	142,912	Citibank N.A.	12/19/18	1,324
USD	90,915	NZD	135,758	Citibank N.A.	12/19/18	885
USD	189,306	NZD	282,961	Citibank N.A.	12/19/18	1,658
AUD	259,944	USD	188,079	Citibank N.A.	12/19/18	(62)
EUR	161,890	NOK	1,557,538	Citibank N.A.	12/19/18	(2,801)
JPY	8,464,175	USD	75,869	Citibank N.A.	12/19/18	(887)
JPY	13,641,627	USD	122,167	Citibank N.A.	12/19/18	(1,318)
NZD	570,033	USD	379,787	Citibank N.A.	12/19/18	(1,763)
EUR	121,590	SEK	1,264,172	Citibank N.A.	12/19/18	(1,121)
NZD	287,016	USD	189,719	Citibank N.A.	12/19/18	619
NZD	147,814	AUD	134,571	Citibank N.A.	12/19/18	689
USD	121,647	NOK	990,938	Citibank N.A.	12/19/18	(530)
USD	121,306	SEK	1,068,608	Citibank N.A.	12/19/18	217

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	285,016	USD	190,007	Citibank N.A.	12/19/18	$(995)
NOK	9,667,747	EUR	1,005,034	Citibank N.A.	12/19/18	17,185
EUR	122,562	SEK	1,290,763	Citibank N.A.	12/19/18	(2,997)
USD	189,185	NZD	282,991	Citibank N.A.	12/19/18	1,516
JPY	13,585,022	USD	122,270	Citibank N.A.	12/19/18	(1,923)
NZD	289,005	USD	189,631	Citibank N.A.	12/19/18	2,026
NZD	185,566	USD	121,277	Citibank N.A.	12/19/18	1,783
SEK	1,282,377	EUR	122,562	Citibank N.A.	12/19/18	2,047
USD	122,392	SEK	1,099,047	Citibank N.A.	12/19/18	(2,145)
USD	188,904	CNH	1,300,756	Citibank N.A.	12/19/18	507
USD	170,337	CLP	109,169,191	Credit Suisse International	10/05/18	4,371
CNH	1,296,288	USD	187,899	Credit Suisse International	12/19/18	(148)
EUR	462,611	CHF	518,372	Credit Suisse International	12/19/18	8,463
BRL	1,011,650	USD	253,292	Deutsche Bank AG	10/02/18	(2,794)
USD	202,538	ARS	8,253,426	Deutsche Bank AG	10/09/18	4,545
USD	189,008	TWD	5,805,389	Deutsche Bank AG	10/11/18	(1,409)
USD	205,589	TWD	6,307,485	Deutsche Bank AG	10/11/18	(1,297)
KRW	214,700,634	USD	191,083	Deutsche Bank AG	10/17/18	2,490
KRW	97,697,715	USD	87,168	Deutsche Bank AG	10/17/18	916
USD	122,063	KRW	137,010,442	Deutsche Bank AG	10/17/18	(1,465)
USD	150,852	COP	455,640,168	Deutsche Bank AG	10/22/18	(2,962)
COP	2,073,684,960	USD	686,401	Deutsche Bank AG	10/22/18	13,630
USD	38,663	COP	116,879,156	Deutsche Bank AG	10/22/18	(793)
IDR	11,571,379,010	USD	772,713	Deutsche Bank AG	10/29/18	567
USD	252,679	BRL	1,011,650	Deutsche Bank AG	11/05/18	2,854
USD	189,938	GBP	143,853	Deutsche Bank AG	12/19/18	1,710
CHF	363,151	EUR	320,048	Deutsche Bank AG	12/19/18	(1,208)
NZD	282,031	USD	187,551	Deutsche Bank AG	12/19/18	(519)
CHF	184,984	EUR	164,062	Deutsche Bank AG	12/19/18	(1,824)
AUD	135,097	NZD	147,267	Deutsche Bank AG	12/19/18	53
USD	191,300	EUR	162,102	Deutsche Bank AG	12/19/18	1,817
JPY	21,192,279	EUR	160,904	Deutsche Bank AG	12/19/18	(343)
EUR	162,091	USD	189,974	Deutsche Bank AG	12/19/18	(504)
AUD	268,667	EUR	163,960	Deutsche Bank AG	12/19/18	2,672
EUR	160,942	USD	189,205	Deutsche Bank AG	12/19/18	(1,079)
EUR	164,025	GBP	148,035	Deutsche Bank AG	12/19/18	(1,968)
PLN	131,590	USD	35,502	Deutsche Bank AG	12/19/18	263
EUR	324,119	JPY	42,590,129	Deutsche Bank AG	12/19/18	1,567
USD	10,130	ARS	410,251	JPMorgan Chase Bank N.A.	10/04/18	221
ARS	425,446	USD	10,130	JPMorgan Chase Bank N.A.	10/04/18	146
CLP	62,082,906	USD	96,417	JPMorgan Chase Bank N.A.	10/05/18	(2,035)
USD	188,948	KRW	211,687,477	JPMorgan Chase Bank N.A.	10/17/18	(1,908)
ARS	2,642,937	USD	65,991	JPMorgan Chase Bank N.A.	10/17/18	(3,283)
USD	188,935	KRW	212,529,192	JPMorgan Chase Bank N.A.	10/17/18	(2,680)
KRW	213,328,363	USD	190,031	JPMorgan Chase Bank N.A.	10/17/18	2,305
ARS	12,944,001	USD	402,344	JPMorgan Chase Bank N.A.	10/17/18	(95,227)
KRW	127,673,017	USD	113,933	JPMorgan Chase Bank N.A.	10/17/18	1,176
USD	122,116	ARS	4,811,363	JPMorgan Chase Bank N.A.	10/17/18	7,959
USD	188,945	CLP	128,388,331	JPMorgan Chase Bank N.A.	10/22/18	(6,332)
RUB	12,915,510	USD	188,948	JPMorgan Chase Bank N.A.	11/21/18	7,144
USD	3,406,885	EUR	2,903,277	JPMorgan Chase Bank N.A.	11/21/18	22,385
USD	1,280,025	EUR	1,090,811	JPMorgan Chase Bank N.A.	11/21/18	8,410
EUR	338,000	USD	398,711	JPMorgan Chase Bank N.A.	11/21/18	(4,687)
EUR	233,219	USD	271,603	JPMorgan Chase Bank N.A.	11/21/18	273
USD	74,952	TRY	480,025	JPMorgan Chase Bank N.A.	12/19/18	(594)
USD	188,058	AUD	259,068	JPMorgan Chase Bank N.A.	12/19/18	674
JPY	20,417,673	USD	182,234	JPMorgan Chase Bank N.A.	12/19/18	(1,357)
USD	189,466	EUR	160,939	JPMorgan Chase Bank N.A.	12/19/18	1,342
USD	106,167	JPY	11,901,492	JPMorgan Chase Bank N.A.	12/19/18	734
USD	83,407	NOK	676,054	JPMorgan Chase Bank N.A.	12/19/18	54
USD	188,912	CNH	1,304,250	JPMorgan Chase Bank N.A.	12/19/18	9
USD	90,954	AUD	124,645	JPMorgan Chase Bank N.A.	12/19/18	799
USD	75,584	NOK	611,383	JPMorgan Chase Bank N.A.	12/19/18	204
USD	75,766	SEK	668,343	JPMorgan Chase Bank N.A.	12/19/18	33
USD	280,352	EUR	236,751	JPMorgan Chase Bank N.A.	12/19/18	3,612
USD	75,897	MXN	1,449,194	JPMorgan Chase Bank N.A.	12/19/18	(591)
CAD	157,845	USD	121,469	JPMorgan Chase Bank N.A.	12/19/18	947

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	189,898	AUD	263,971	JPMorgan Chase Bank N.A.	12/19/18	$(1,032)
USD	1,032,315	EUR	876,295	JPMorgan Chase Bank N.A.	12/19/18	8,005
SEK	1,707,976	USD	190,113	JPMorgan Chase Bank N.A.	12/19/18	3,425
USD	121,701	NOK	997,911	JPMorgan Chase Bank N.A.	12/19/18	(1,336)
GBP	288,568	USD	380,335	JPMorgan Chase Bank N.A.	12/19/18	(2,754)
CHF	184,011	NOK	1,568,731	JPMorgan Chase Bank N.A.	12/19/18	(4,465)
USD	402,853	JPY	44,603,248	JPMorgan Chase Bank N.A.	12/19/18	7,720
SEK	13,183,444	EUR	1,256,649	JPMorgan Chase Bank N.A.	12/19/18	24,963
USD	106,654	MXN	2,040,232	JPMorgan Chase Bank N.A.	12/19/18	(1,029)
AUD	106,475	USD	75,903	JPMorgan Chase Bank N.A.	12/19/18	1,110
AUD	170,241	USD	121,230	JPMorgan Chase Bank N.A.	12/19/18	1,905
USD	75,893	GBP	57,982	JPMorgan Chase Bank N.A.	12/19/18	26
USD	122,742	GBP	93,539	JPMorgan Chase Bank N.A.	12/19/18	350
EUR	164,033	NOK	1,579,718	JPMorgan Chase Bank N.A.	12/19/18	(3,031)
MXN	3,731,212	USD	190,006	JPMorgan Chase Bank N.A.	12/19/18	6,926
JPY	42,062,970	USD	382,063	JPMorgan Chase Bank N.A.	12/19/18	(9,434)
HUF	386,431,512	EUR	1,177,042	JPMorgan Chase Bank N.A.	12/19/18	20,920
AUD	2,877,113	USD	2,070,011	JPMorgan Chase Bank N.A.	12/19/18	10,999
NOK	4,441,702	EUR	453,073	JPMorgan Chase Bank N.A.	12/19/18	18,036
USD	55,251	BRL	231,073	Morgan Stanley & Co. International PLC	10/02/18	(1,966)
USD	190,062	INR	13,888,527	Morgan Stanley & Co. International PLC	10/12/18	(1,150)
USD	188,087	KRW	208,738,908	Morgan Stanley & Co. International PLC	10/17/18	(110)
KRW	424,313,952	USD	376,925	Morgan Stanley & Co. International PLC	10/17/18	5,633
USD	293,830	MXN	5,605,522	Morgan Stanley & Co. International PLC	11/16/18	(3,476)
USD	268,469	RUB	18,409,199	Morgan Stanley & Co. International PLC	11/21/18	(11,032)
USD	189,014	RUB	12,658,282	Morgan Stanley & Co. International PLC	11/21/18	(3,172)
RUB	5,198,739	USD	75,994	Morgan Stanley & Co. International PLC	11/21/18	2,937
USD	187,929	RUB	12,931,358	Morgan Stanley & Co. International PLC	11/21/18	(8,404)
RUB	5,372,621	USD	76,064	Morgan Stanley & Co. International PLC	11/21/18	5,507
RUB	7,643,442	USD	113,077	Morgan Stanley & Co. International PLC	11/21/18	2,971
USD	188,937	RUB	12,707,900	Morgan Stanley & Co. International PLC	11/21/18	(4,003)
RUB	13,102,483	USD	188,944	Morgan Stanley & Co. International PLC	11/21/18	9,987
MXN	1,714,685	USD	89,804	Morgan Stanley & Co. International PLC	12/19/18	696
EUR	161,035	USD	189,134	Morgan Stanley & Co. International PLC	12/19/18	(899)
USD	113,907	TRY	769,245	Morgan Stanley & Co. International PLC	12/19/18	(7,158)
USD	184,948	AUD	253,483	Morgan Stanley & Co. International PLC	12/19/18	1,605
USD	377,967	EUR	321,040	Morgan Stanley & Co. International PLC	12/19/18	2,700
USD	189,091	CNH	1,305,244	Morgan Stanley & Co. International PLC	12/19/18	43
USD	1,636,680	CNH	11,239,520	Morgan Stanley & Co. International PLC	12/19/18	8,783
TRY	499,025	USD	75,902	Morgan Stanley & Co. International PLC	12/19/18	2,634
SEK	23,451,610	EUR	2,247,044	Morgan Stanley & Co. International PLC	12/19/18	30,811
USD	521,742	SGD	715,729	Morgan Stanley & Co. International PLC	12/19/18	(2,724)
USD	189,982	CNH	1,307,558	Morgan Stanley & Co. International PLC	12/19/18	599
CNH	562,138	USD	81,614	Morgan Stanley & Co. International PLC	12/19/18	(196)
TRY	490,201	USD	76,059	Morgan Stanley & Co. International PLC	12/19/18	1,089
CAD	246,652	USD	189,018	RBC Europe Limited	12/19/18	2,272
USD	187,925	CAD	243,875	RBC Europe Limited	12/19/18	(1,211)
AUD	259,976	USD	188,573	RBC Europe Limited	12/19/18	(533)
EUR	161,144	GBP	144,537	RBC Europe Limited	12/19/18	(759)
EUR	161,113	GBP	143,739	RBC Europe Limited	12/19/18	249
EUR	160,898	GBP	143,703	RBC Europe Limited	12/19/18	45
EUR	160,896	GBP	143,952	RBC Europe Limited	12/19/18	(283)
GBP	144,729	EUR	160,896	RBC Europe Limited	12/19/18	1,301
NZD	285,090	USD	190,401	RBC Europe Limited	12/19/18	(1,341)
AUD	105,962	NZD	115,833	RBC Europe Limited	12/19/18	(174)
AUD	532,082	USD	384,286	RBC Europe Limited	12/19/18	568
EUR	163,027	GBP	145,815	RBC Europe Limited	12/19/18	(230)
USD	248,136	MXN	4,744,700	RBC Europe Limited	12/19/18	(2,288)
USD	1,943,496	CAD	2,559,749	RBC Europe Limited	12/19/18	(41,708)
GBP	299,707	USD	383,823	State Street Bank and Trust Co.	11/01/18	7,353
USD	3,677,160	GBP	2,876,510	State Street Bank and Trust Co.	11/01/18	(77,241)
EUR	243,601	SEK	2,508,241	State Street Bank and Trust Co.	12/19/18	528
JPY	21,214,718	EUR	160,872	State Street Bank and Trust Co.	12/19/18	(107)
CAD	278,161	USD	213,335	State Street Bank and Trust Co.	12/19/18	2,391
JPY	21,099,458	USD	187,881	State Street Bank and Trust Co.	12/19/18	(964)
GBP	143,876	USD	190,728	State Street Bank and Trust Co.	12/19/18	(2,472)
EUR	159,976	USD	189,157	State Street Bank and Trust Co.	12/19/18	(2,159)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	186,609	JPY	20,829,584	State Street Bank and Trust Co.	12/19/18	$2,083
USD	188,968	JPY	21,024,680	State Street Bank and Trust Co.	12/19/18	2,714
GBP	622,974	USD	821,232	State Street Bank and Trust Co.	12/19/18	(6,092)
EUR	164,115	SEK	1,720,070	State Street Bank and Trust Co.	12/19/18	(3,072)
NOK	1,580,206	USD	189,965	State Street Bank and Trust Co.	12/19/18	4,865
NOK	3,194,492	CHF	367,906	State Street Bank and Trust Co.	12/19/18	16,080
USD	188,840	AUD	265,930	State Street Bank and Trust Co.	12/19/18	(3,507)
USD	378,530	NZD	580,030	State Street Bank and Trust Co.	12/19/18	(6,124)
CAD	462,052	USD	351,111	State Street Bank and Trust Co.	12/19/18	7,231
JPY	23,013,273	USD	204,136	UBS AG	12/19/18	(265)
CHF	181,863	EUR	160,079	UBS AG	12/19/18	(372)
MXN	861,283	USD	45,041	UBS AG	12/19/18	417
USD	189,340	EUR	160,106	UBS AG	12/19/18	2,191
CHF	181,038	NOK	1,532,123	UBS AG	12/19/18	(3,004)
MXN	871,780	USD	45,249	UBS AG	12/19/18	763
NOK	1,546,507	EUR	160,916	UBS AG	12/19/18	2,580
NOK	1,563,450	EUR	162,120	UBS AG	12/19/18	3,261
CHF	182,079	EUR	161,058	UBS AG	12/19/18	(1,295)
EUR	104,287	SEK	1,083,307	UBS AG	12/19/18	(852)
USD	198,458	NZD	301,063	UBS AG	12/19/18	(1,196)
USD	192,166	EUR	163,057	UBS AG	12/19/18	1,567
EUR	163,071	SEK	1,716,634	UBS AG	12/19/18	(3,904)
EUR	163,060	SEK	1,718,801	UBS AG	12/19/18	(4,162)
EUR	163,060	NOK	1,575,748	UBS AG	12/19/18	(3,678)
EUR	163,115	CHF	183,600	UBS AG	12/19/18	2,138
CAD	495,453	NZD	583,104	UBS AG	12/19/18	(2,446)
EUR	164,005	NOK	1,587,980	UBS AG	12/19/18	(4,081)
EUR	328,016	CHF	367,722	UBS AG	12/19/18	5,828
NOK	3,197,983	EUR	328,016	UBS AG	12/19/18	10,872
NOK	3,211,052	SEK	3,439,358	UBS AG	12/19/18	6,176
USD	376,076	AUD	528,910	UBS AG	12/19/18	(6,483)
EUR	163,891	JPY	21,126,166	UBS AG	12/19/18	4,421
NZD	3,163,349	USD	2,086,118	UBS AG	12/19/18	11,694
						$50,117

At September 30, 2018, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Japan 10-Year Bond (TSE)	5	12/13/18	$6,604,911	$(8,819)
Long-Term Euro-BTP	3	12/06/18	431,353	9,120
U.S. Treasury 2-Year Note	78	12/31/18	16,437,281	(46,087)
U.S. Treasury 5-Year Note	218	12/31/18	24,519,891	(76,655)
U.S. Treasury Long Bond	23	12/19/18	3,231,500	(80,800)
U.S. Treasury Ultra Long Bond	124	12/19/18	19,130,875	(610,430)
			$70,355,811	$(813,671)
Short Contracts:
90-Day Eurodollar	(5)	12/17/18	(1,216,750)	9,368
90-Day Eurodollar	(18)	06/17/19	(4,365,450)	5,204
90-Day Eurodollar	(45)	12/16/19	(10,896,750)	16,029
90-Day Eurodollar	(101)	12/14/20	(24,450,838)	47,861
Euro-Bobl 5-Year	(19)	12/06/18	(2,883,233)	20,811
Euro-Bund	(33)	12/06/18	(6,083,979)	50,939
Euro-OAT	(6)	12/06/18	(1,052,259)	10,219
U.S. Treasury 10-Year Note	(44)	12/19/18	(5,226,375)	25,008
U.S. Treasury Ultra 10-Year Note	(3)	12/19/18	(378,000)	5,010
			$(56,553,634)	$190,449

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Index, Series 29, Version 1	Buy	(1.000)	06/20/23	EUR	3,720,000	$(83,463)	$(7,245)
						$(83,463)	$(7,245)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 30, Version 1	Sell	(1.000)	06/20/23	USD	5,600,000	$111,597	$7,803
						$111,597	$7,803

At September 30, 2018, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	$(950)	$141	$(1,091)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	2,830,000	(53,769)	14,167	(67,936)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	40,000	(760)	36	(796)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	90,000	(1,881)	(217)	(1,664)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	(7,525)	(921)	(6,604)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	100,000	(2,090)	(45)	(2,045)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	250,000	(4,750)	305	(5,055)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,680,000	(31,919)	5,221	(37,140)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	310,000	(5,890)	875	(6,765)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,080,000	(20,519)	6,093	(26,612)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	80,000	(1,520)	165	(1,685)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	10,000	(190)	(1)	(189)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	160,000	(3,040)	206	(3,246)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	(7,525)	862	(8,387)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	$(2,090)	$310	$(2,400)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(950)	61	(1,011)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	20,000	(380)	46	(426)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(2,090)	219	(2,309)
							$(147,838)	$27,523	$(175,361)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At September 30, 2018, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	2.750%	Semi-Annual	06/21/28	CAD	3,720,000	$(22,710)	$1,533
Pay	3-month CAD-CDOR	Semi-Annual	2.750	Semi-Annual	12/19/28	CAD	2,340,000	(14,957)	(22,665)
Pay	6-month CHF-LIBOR	Semi-Annual	1.050	Annual	08/07/28	CHF	3,090,000	(4,334)	(2,068)
Pay	3-month EUR-EURIBOR	Quarterly	(0.100)	Annual	01/16/21	EUR	26,570,000	(17,792)	(29,352)
Pay	3-month EUR-EURIBOR	Quarterly	0.243	Annual	08/10/21	EUR	58,860,000	(47,939)	(48,639)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.250	Annual	08/24/21	EUR	27,610,000	(40,968)	(34,143)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.350	Annual	12/16/21	EUR	19,980,000	22,971	76,012
Pay	6-month EUR-EURIBOR	Semi-Annual	0.600	Annual	09/28/22	EUR	9,050,000	5,117	5,443
Pay	6-month EUR-EURIBOR	Semi-Annual	0.670	Annual	08/03/23	EUR	7,880,000	(854)	(14,676)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.750	Annual	12/19/23	EUR	28,560,000	491,080	(103,632)
Pay	6-month EUR-EURIBOR	Semi-Annual	1.200	Annual	08/24/25	EUR	5,230,000	(16,531)	(12,093)
Pay	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	06/21/28	EUR	2,290,000	8,696	4,772
Pay	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	12/19/23	GBP	6,330,000	(7,930)	29,632
Pay	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	06/14/38	GBP	210,000	(3,588)	1,204
Pay	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	06/16/48	GBP	550,000	(9,118)	3,058
Pay	6-month NOK-NIBOR	Semi-Annual	1.600	Annual	12/19/20	NOK	53,740,000	(4,015)	1,005
Pay	3-month NOK-NIBOR	Quarterly	1.700	Annual	01/16/21	NOK	33,440,000	7,491	(2,854)
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	12/19/23	USD	8,810,000	(138,423)	(43,686)
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	12/21/27	USD	2,910,000	(46,787)	(1,405)
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	06/16/37	USD	460,000	(14,769)	169
Pay	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	12/15/48	USD	1,250,000	(1,553)	62
Receive	6-month AUD-BBSW	Semi-Annual	2.750	Semi-Annual	12/19/23	AUD	9,640,000	(81,360)	(1,869)
Receive	6-month AUD-BBSW	Semi-Annual	3.500	Semi-Annual	12/21/27	AUD	370,000	(3,751)	1,539
Receive	3-month CAD-CDOR	Semi-Annual	2.500	Semi-Annual	12/19/23	CAD	4,830,000	41,562	21,250
Receive	6-month CHF-LIBOR	Semi-Annual	1.000	Annual	06/21/28	CHF	1,260,000	(2,812)	(3,389)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.250%	Annual	12/19/28	EUR	170,000	$(4,102)	$1,081
Receive	6-month EUR-EURIBOR	Semi-Annual	2.000	Annual	06/14/38	EUR	630,000	3,354	(1,810)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	12/19/38	EUR	2,260,000	345	13,027
Receive	6-month EUR-EURIBOR	Semi-Annual	1.750	Annual	06/16/48	EUR	740,000	(3,615)	(3,303)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.750	Annual	12/19/48	EUR	1,400,000	(79,819)	(2,754)
Receive	6-month GBP-LIBOR	Semi-Annual	1.250	Semi-Annual	12/19/20	GBP	6,220,000	(5,581)	4,712
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	1.100	Annual	08/01/23	GBP	5,450,000	27,134	36,354
Receive	6-month GBP-LIBOR	Semi-Annual	1.900	Semi-Annual	08/03/28	GBP	1,950,000	(2,745)	494
Receive	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	12/19/28	GBP	620,000	(5,385)	6,426
Receive	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	12/14/37	GBP	2,980,000	53,786	32,758
Receive	6-month JPY-LIBOR	Semi-Annual	1.000	Semi-Annual	12/19/48	JPY	244,540,000	(8,842)	25,036
Receive	3-month NZD-BBR-FRA	Quarterly	4.000	Semi-Annual	06/21/28	NZD	4,170,000	(65,267)	(28,144)
Receive	6-month PLZ-WIBOR	Semi-Annual	2.550	Annual	03/21/23	PLN	6,130,000	(7,687)	(12,071)
Receive	3-month SEK-STIBOR	Quarterly	0.050	Annual	01/16/21	SEK	284,450,000	44,436	45,490
Receive	3-month SEK-STIBOR	Quarterly	0.500	Annual	12/16/21	SEK	171,610,000	13,452	(64,552)
Receive	3-month SEK-STIBOR	Quarterly	0.050	Annual	12/19/22	SEK	64,070,000	2,524	38,541
Receive	3-month SEK-STIBOR	Quarterly	0.750	Annual	12/19/23	SEK	182,540,000	(60,412)	134,311
Receive	3-month SEK-STIBOR	Quarterly	2.000	Annual	11/02/27	SEK	17,590,000	(17,887)	(17,723)
Receive	3-month SEK-STIBOR	Quarterly	2.250	Annual	12/21/27	SEK	14,900,000	(32,748)	(2,018)
Receive	3-month SEK-STIBOR	Quarterly	1.250	Annual	12/19/28	SEK	11,680,000	8,041	12,006
								$(44,292)	$43,069

At September 30, 2018, the following over-the-counter-total return swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Reference Entity	Reference Entity Payment Frequency	Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Arab Republic of Egypt Treasury Bill	At Maturity	0.000%	At Maturity	Citibank N.A.	10/11/18	USD	(247,182)	$(247,182)	$(247,182)	$–
									$(247,182)	$(247,182)	$–

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at September 30, 2018:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(1,000,000)	Fannie Mae, 4.500%, due 10/1/48	10/11/18	$(1,031,758)
	Total Sales Commitments Proceeds receivable $(1,034,688)		$(1,031,758)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Currency Abbreviations
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$553,924
Interest rate contracts	Futures contracts	199,569
Credit contracts	Credit default swaps	7,803
Interest rate contracts	Interest rate swaps	495,916
Total Asset Derivatives		$1,257,212

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$503,807
Interest rate contracts	Futures contracts	822,791
Credit contracts	Credit default swaps	7,245
Credit contracts	OTC credit default swaps	147,838
Interest rate contracts	OTC total return swaps	247,182
Interest rate contracts	Interest rate swaps	452,846
Total Liability Derivatives		$2,181,709

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	RBC Europe Limited	State Street Bank and Trust Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$30,153	$85,339	$-	$54,119	$12,834	$33,084	$162,812	$75,995	$4,435	$43,245	$51,908	$553,924
Total Assets	$30,153	$85,339	$-	$54,119	$12,834	$33,084	$162,812	$75,995	$4,435	$43,245	$51,908	$553,924

Liabilities:
Forward foreign currency contracts	$32,592	$41,626	$-	$43,208	$148	$18,165	$141,775	$44,290	$48,527	$101,738	$31,738	$503,807
OTC credit default swaps	-	66,975	-	42,559	-	32,794	5,510	-	-	-	-	147,838
OTC total return swaps	-	-	-	247,182	-	-	-	-	-	-	-	247,182
Total Liabilities	$32,592	$108,601	$-	$332,949	$148	$50,959	$147,285	$44,290	$48,527	$101,738	$31,738	$898,827

Net OTC derivative instruments by counterparty, at fair value	$(2,439)	$(23,262)	$-	$(278,830)	$12,686	$(17,875)	$15,527	$31,705	$(44,092)	$(58,493)	$20,170	$(344,903)

Total collateral pledged by the Portfolio/(Received from counterparty)	$2,439	$23,262	$-	$180,000	$-	$17,875	$-	$-	$-	$-	$-	$223,576

Net Exposure(1)(2)	$-	$-	$-	$(98,830)	$12,686	$-	$15,527	$31,705	$(44,092)	$(58,493)	$20,170	$(121,327)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At September 30, 2018, the Portflio had pledged $90,000, $30,000, $230,000, and $20,000 in cash collateral to Bank of America N.A, Barlays Bank PLC, Deutsche Chase Bank N.A., and JPMorgan Chase Bank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $225,957,771.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,159,198
Gross Unrealized Depreciation	(5,964,167)

Net Unrealized Depreciation	$(3,804,969)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Insurance Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2018